Annual Total Returns- Federated Hermes Municipal Obligations Fund (Service Shares) [BarChart] - Service Shares - Federated Hermes Municipal Obligations Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.01%	0.02%	0.01%	0.06%	0.22%	0.58%	1.09%	1.17%	0.40%